TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
CGM Capital Development Fund increased 16.1% during the second quarter of 1997 compared to the unmanaged Standard and Poor's 500 Stock Index which returned 17.4% for the same period. Over the first six months of the year, CGM Capital Development Fund increased 18.6% while the S&P 500 returned 20.6%.

"Idyllic" is the word for the present combination of economic variables influencing the securities markets. Increases in the Gross Domestic Product as well as corporate profits, productivity and employment levels are significant. Additionally the inflation rate, as reported by the Producer Price Index and the Consumer Price Index, is moderate. Corporate profit margins are reaching 6% of the Gross Domestic Product, a level not sustained since 1968.

While overall business activity is strong, retail sales and housing starts have declined for three consecutive months to hold at bay an over-heating economy and subsequent excesses. Though no tangible indication of a problem has emerged, the tight labor market and potential for wage inflation remain a concern which further expansion could exacerbate.

Taking its cue from the near-perfect economic picture and high corporate profit levels, the equity market has placed generous valuations on many companies which in turn, has sent the leading market averages to record highs, month after month with only minor interruptions. Most historical market benchmarks have been surpassed. Though prospects loom of increased market volatility and fewer attractive securities from which to select, the long-term government bond is back down to year-end 1996 levels at 6.6% after reaching 7.15% at March 31st. Should long rates continue to fluctuate in this range, the market could remain strong until such time as inflation strikes in earnest or the Federal Reserve Board takes action in anticipation of the same.

CGM Capital Development Fund is positioned to capitalize on continuing growth in corporate earnings with major emphasis on drug companies, retailing enterprises and steel companies. The three largest holdings are Southdown, Inc., Warner Lambert Company and Nokia Corporation.


                                                  /s/ Robert L. Kemp
                                                      Robert L. Kemp
                                                      President

July 7, 1997


                                      CGM CAPITAL DEVELOPMENT FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT PERFORMANCE
(unaudited)
---------------------------------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 1997

                                                     CGM CAPITAL
                                                     DEVELOPMENT     S&P 500      THE FUND'S AVERAGE
                                                        FUND          INDEX       ANNUAL TOTAL RETURN
                                                    -------------  -----------  -----------------------
10 Years .........................................     +419.4%       +291.7%            +17.9%
 5 Years .........................................     +168.5        +146.3             +21.8
 1 Year ..........................................     + 30.2        + 34.7             +30.2
 3 Months                                              + 16.1        + 17.4               --

The percentage figures for the Fund are based upon the beginning net asset values of $27.83, $24.00, $31.91 and $29.72, respectively, and the June 30, 1997 net asset value of $34.50 per share assuming the reinvestment of income dividends, capital gains and paid-in capital distributions during such respective periods. The S&P 500 Stock Index has also been adjusted for the reinvestment of income dividends during these periods. Although the S&P 500 Index and the Fund are not directly comparable, the Index is shown because it is widely used by investors to measure unmanaged stock market performance. When viewing the Fund's performance, one should keep in mind the Fund's investment objective and policies, the characteristics and quality of its portfolio securities, and the periods selected.

The performance data contained in the report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost.

                          CGM CAPITAL DEVELOPMENT FUND
--------------------------------------------------------------------------------
BOARD OF TRUSTEES

PETER O. BROWN
NICHOLAS J. GRANT
G. KENNETH HEEBNER
ROBERT L. KEMP
ROBERT B. KITTREDGE
LAURENS MACLURE
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY


OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
LESLIE A. LAKE, Vice President and Secretary
KATHLEEN S. HAUGHTON, Vice President
MARTHA I. MAGUIRE, Vice President
W. DUGAL THOMAS, Vice President
MARY L. STONE, Assistant Vice President
FRANK N. STRAUSS, Treasurer


INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110


TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02102


SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

                                                   CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                   25 YEAR INVESTMENT RECORD
                                       DECEMBER 31, 1971 -- JUNE 30, 1997 (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------------
                               IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1971
----------------------------------------------------------------------------------------------------------------------------------
                   -- AND HAD TAKEN ALL DIVIDENDS                        OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                      AND DISTRIBUTIONS IN CASH                              GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
              ----------------------------------------      ----------------------------------------------------------------------
                                  During the Year
                             You Would Have Received                                               Which Would Represent
                           ---------------------------                                 -------------------------------------------
                                                             The Value of                                        A Cumulative
                The Net                                      Your Original                                           Change
              Asset Value     Per Share     Per Share         Investment                     An                    Expressed
   On           of Your     Capital Gains    Income             At Each                    Annual               As An Index With
December      Share Would   Distributions  Distributions       Year End                 Total Return              December 31,
   31          Have Been         of            of           Would Have Been                  of                    1971 = 100.0
----------------------------------------------------------------------------------------------------------------------------------
  1971           $12.55                                                                                              100.0
  1972            14.63          --          $0.08              $ 14.75                   +  17.5                    117.5
  1973            12.69          --           0.08                12.85                   -  12.9                    102.3
  1974             7.78        $ 0.37*        0.14                 8.22                   -  36.0                     65.5
  1975             9.35          --           0.15                10.07                   +  22.5                     80.2
  1976            10.98          --           0.13                11.99                   +  19.1                     95.5
  1977            10.74          --           0.18                11.92                   -   0.6                     94.9
  1978            13.05          --           0.27                14.89                   +  24.9                    118.5
  1979            16.20          --           0.35                18.97                   +  27.4                    151.0
  1980            20.50          1.65*        0.36                27.11                   +  42.9                    215.8
  1981            17.34          3.38         0.36                28.33                   +   4.5                    225.5
  1982            24.88          2.88         0.41                50.68                   +  78.9                    403.4
  1983            25.21          2.50         0.47                58.59                   +  15.6                    466.3
  1984            17.28          6.15         0.11                53.79                   -   8.2                    428.1
  1985            25.02          --           0.18                78.64                   +  46.2                    625.9
  1986            23.12          7.46         0.16               100.97                   +  28.4                    803.7
  1987            16.56         10.09         0.14               117.02                   +  15.9                    931.5
  1988            15.87          0.02         0.62               116.67                   -   0.3                    928.7
  1989            18.37          --           0.34               137.55                   +  17.9                   1094.9
  1990            18.53          --           0.10               139.48                   +   1.4                   1110.2
  1991            25.80         11.07*        0.06               277.70                   +  99.1                   2210.4
  1992            27.43          2.68*        0.20               326.30                   +  17.5                   2597.2
  1993            27.71          7.51         0.07               419.95                   +  28.7                   3342.6
  1994            20.58          0.71         0.07               323.78                   -  22.9                   2577.1
  1995            27.33          1.68         0.02               456.85                   +  41.1                   3636.3
  1996            29.08          5.87         0.07               585.22                   +  28.1                   4658.1
  1997(6/30)      34.50          --           --                 694.07                   +  18.6                   5524.5
                               ------        -----                                         ------
  Totals                       $64.02        $5.12                                        +5425.5
----------------------------------------------------------------------------------------------------------------------------------
     *Includes $0.15, $0.09, $0.02 and $0.02 per share distributed from paid-in capital.
----------------------------------------------------------------------------------------------------------------------------------
   The performance data contained in this report represent past performance, which is no guarantee of future results. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost.

                                 CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997
(unaudited)

COMMON STOCKS -- 99.8% OF TOTAL NET ASSETS

                                                                   SHARES         VALUE(a)
                                                                   ------         --------
BASIC MATERIALS -- 9.2%
Lone Star Industries, Inc. .................................         295,000      $ 13,367,188
Medusa Corporation .........................................         201,500         7,732,562
Southdown, Inc. ............................................       1,057,000        46,111,625
                                                                                  ------------
                                                                                    67,211,375
                                                                                  ------------

BEVERAGES AND TOBACCO -- 5.2%
Philip Morris Companies, Inc. ..............................         860,000        38,162,500
                                                                                  ------------

COMPUTER SOFTWARE AND SERVICES -- 7.0%
Compaq Computer Corporation (b) ............................         155,000        15,383,750
Microsoft Corporation (b) ..................................         283,000        35,764,125
                                                                                  ------------
                                                                                    51,147,875
                                                                                  ------------

DRUGS -- 11.3%
Eli Lilly & Company ........................................         345,000        37,712,813
Warner Lambert Company .....................................         361,000        44,854,250
                                                                                  ------------
                                                                                    82,567,063
                                                                                  ------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 5.4%
Nokia Corporation ..........................................         535,000        39,456,250
                                                                                  ------------

HEAVY CAPITAL GOODS -- 3.9%
Paccar, Inc. ...............................................         614,000        28,512,625
                                                                                  ------------

INSURANCE -- 7.6%
Frontier Insurance Group, Inc. .............................         372,500        24,119,375
Mercury General Corporation ................................         440,500        32,046,375
                                                                                  ------------
                                                                                    56,165,750
                                                                                  ------------

MACHINERY -- 5.0%
Navistar International Corporation, Inc.(b) ................       2,127,500        36,699,375
                                                                                  ------------

METALS AND MINING -- 6.6%
RMI Titanium Company(b) ....................................         340,000         9,265,000
Titanium Metals Corporation(b) .............................       1,230,000        38,898,750
                                                                                  ------------
                                                                                    48,163,750
                                                                                  ------------

                        See accompanying notes to financial statements

                                 CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------
INVESTMENTS AS OF JUNE 30, 1997 (CONTINUED)
(unaudited)

COMMON STOCKS -- (CONTINUED)
                                                                   SHARES         VALUE(a)
                                                                   ------         --------
MISCELLANEOUS -- 13.9%
CB Commercial Real Estate Group(b) .........................         505,000      $ 15,339,375
Consolidated Cigar Holdings, Inc.(b) .......................         725,000        20,118,750
Ryanair Holdings PLC(b) ....................................         393,500        10,673,687
Standard Pacific Corporation ...............................         875,000         8,968,750
Swisher International Group(b) .............................         485,000         8,366,250
Tubos de Acero de Mexico ADR(b)(c) .........................       2,100,000        38,718,750
                                                                                  ------------
                                                                                   102,185,562
                                                                                  ------------

OFFSHORE DRILLING - 4.1%
Transocean Offshore, Inc. ..................................         413,000        29,994,125
                                                                                  ------------

RETAIL -- 10.5%
Gucci Group ................................................         425,000        27,359,375
Pier 1 Imports, Inc. .......................................       1,245,000        32,992,500
Paul Harris Stores, Inc.(b) ................................         975,000        16,331,250
                                                                                  ------------
                                                                                    76,683,125
                                                                                  ------------

STEEL -- 10.1%
AK Steel Holding Corporation ...............................         425,000        18,753,125
LTV Corporation ............................................       2,400,000        34,200,000
National Steel Corporation(b) ..............................       1,240,000        20,847,500
                                                                                  ------------
                                                                                    73,800,625
                                                                                  ------------

TOTAL COMMON STOCKS (Identified Cost $618,834,320) .........................       730,750,000
                                                                                  ------------
TOTAL INVESTMENTS -- 99.8% (Identified Cost $618,834,320)(d) ...............       730,750,000
Cash and Receivables .......................................................         7,912,286
Liabilities ................................................................        (6,222,312)
                                                                                  ------------
TOTAL NET ASSETS -- 100.0% .................................................      $732,439,974
                                                                                  ============

(a)  See Note 1A.
(b)  Non-income producing security.
(c)  An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or
     Canada.
(d)  Federal Tax Information: At June 30, 1997 the net unrealized appreciation on investments based on cost of $618,834,320 for Federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in which
     there is an excess of value over tax cost .............................      $115,252,744
     Aggregate gross unrealized depreciation for all investments in which
     there is an excess of tax cost over value .............................        (3,337,064)
                                                                                  ------------
     Net unrealized appreciation ...........................................      $111,915,680
                                                                                  ============

                        See accompanying notes to financial statements

                         CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------
STATEMENT OF
ASSETS AND LIABILITIES

June 30, 1997
(unaudited)

ASSETS
 Investments at value (Identified cost
   -- $618,834,320) .......................................      $730,750,000
                                                                 ------------
 Receivable for:
  Securities sold .........................      $7,979,976
  Shares of the Fund sold .................          34,525
  Dividends and interest ..................         529,885         8,544,386
                                                 ----------      ------------
                                                                  739,294,386
                                                                 ------------
LIABILITIES
 Payable for:
  Securities purchased ....................      $5,084,475
  Shares of the Fund redeemed .............         442,818         5,527,293
                                                 ----------

 Accrued expenses:
  Management fees .........................         581,560
  Trustees' fees ..........................          14,890
  Accounting and Administration ...........           5,000
  Other expenses ..........................          93,569           695,019
                                                 ----------
 Payable to Custodian Bank ................................           632,100
                                                                 ------------
                                                                    6,854,412
                                                                 ------------
NET ASSETS ................................................      $732,439,974
                                                                 ============
 Net Assets consist of:
  Capital paid-in .........................................      $479,529,472
  Undistributed net investment income .....................          (342,705)
  Accumulated net realized gain ...........................       141,337,527
  Unrealized appreciation on investments -- net ...........       111,915,680
                                                                 ------------
NET ASSETS ................................................      $732,439,974
                                                                 ============

 Shares of beneficial interest outstanding,
   no par value ...........................................        21,228,369
                                                                 ============
 Net asset value per share* ...............................            $34.50
                                                                 ============

*Shares of the Fund are sold and redeemed at net asset value ($732,439,974 /
 21,228,369).

                   See accompanying notes to financial statements

                         CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------
STATEMENT OF
OPERATIONS

Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
 Income
  Dividends ...............................................       $  3,014,821
  Interest ................................................            234,737
                                                                  ------------
                                                                     3,249,558
                                                                  ------------
 Expenses
  Management fees .........................................          3,294,223
  Trustees' fees ..........................................             31,500
  Accounting and Administration ...........................             30,000
  Custodian ...............................................             61,000
  Transfer agent ..........................................            107,000
  Audit and tax services ..................................             16,500
  Legal ...................................................             11,000
  Printing ................................................             15,000
  Registration ............................................             21,000
  Miscellaneous ...........................................              5,040
                                                                  ------------
                                                                     3,592,263
                                                                  ------------
  Net loss ................................................           (342,705)
                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Realized gain on investments -- net ......................        141,793,386
 Unrealized depreciation -- net ...........................        (25,178,711)
                                                                  ------------
 Net gain on investments ..................................        116,614,675
                                                                  ------------

NET INCREASE IN ASSETS FROM OPERATIONS ....................       $116,271,970
                                                                  ============

                   See accompanying notes to financial statements

                                 CGM CAPITAL DEVELOPMENT FUND
----------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED
                                                                JUNE 30, 1997      DECEMBER 31,
                                                                 (UNAUDITED)           1996
                                                                -------------      ------------
FROM OPERATIONS
  Net investment income (loss) ...........................      $   (342,705)      $  1,339,460
  Net realized gain from investments .....................       141,793,386        107,431,801
  Unrealized appreciation (depreciation) .................       (25,178,711)        35,915,614
                                                                ------------       ------------
    Increase in net assets from operations ...............       116,271,970        144,686,875
                                                                ------------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income ..................................         --                (1,288,272)
  Net realized gain on investments .......................         --              (107,431,801)
  In excess of net realized gain on investments ..........         --                  (507,030)
                                                                ------------       ------------
                                                                   --              (109,227,103)
                                                                ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares ...........................        17,622,737         27,721,248
  Net asset value of shares issued in connection with
    reinvestment of:
    Dividends from net investment income .................             --             1,125,517
    Distributions from net realized gain .................             --            95,194,271
    Distributions in excess of net realized gain on
      investments ........................................             --               449,274
                                                                ------------       ------------
                                                                  17,622,737        124,490,310
  Cost of shares redeemed ................................       (32,714,805)       (49,937,780)
                                                                ------------       ------------
    Increase (decrease) in net assets derived from capital
      share transactions .................................       (15,092,068)        74,552,530
                                                                ------------       ------------
  Total increase in net assets ...........................       101,179,902        110,012,302

NET ASSETS
  Beginning of period ....................................       631,260,072        521,247,770
                                                                ------------       ------------
  End of period (including undistributed net investment
    income of ($342,705) and $0, respectively) ...........      $732,439,974       $631,260,072
                                                                ============       ============
NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .............................           566,063            905,100
  Issued in connection with reinvestment of:
    Dividends from net investment income .................             --                38,642
    Distributions from net realized gain .................             --             3,273,530
    Distributions in excess of net realized gain on
      investments ........................................             --                15,450
                                                                ------------       ------------
                                                                     566,063          4,232,722
    Redeemed .............................................        (1,047,204)        (1,597,130)
                                                                ------------       ------------
    Net change ...........................................          (481,141)         2,635,592
                                                                ============       ============

                             See accompanying notes to financial statements

                                              CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                      SIX MONTHS
                                         ENDED                              YEAR ENDED DECEMBER 31,
                                     JUNE 30, 1997    -----------------------------------------------------------------
                                      (UNAUDITED)         1996          1995          1994          1993          1992
                                      -----------         ----          ----          ----          ----          ----
For a share of the Fund outstanding throughout each period:

Net asset value at the
  beginning of period .........          $29.08          $27.33        $20.58        $27.71        $27.43        $25.80
                                         ------          ------        ------        ------        ------        ------
Net investment income (loss) ..           (0.02)           0.07          0.02          0.07          0.07          0.19
Dividends from net investment                                                                                     (0.20)
  income ......................            --             (0.07)        (0.02)        (0.07)        (0.07)
Net realized and unrealized                                                                                        4.32
  gain (loss) on investments ..            5.44            7.62          8.43         (6.42)         7.79
Distribution from net realized                                                                                    (2.66)
  gain ........................            --             (5.84)        (1.68)        (0.69)        (7.51)
Distribution in excess of net
  realized gain on investments             --             (0.03)         --           (0.02)         --            --
Distribution from paid-in                                                                                         (0.02)
  capital .....................            --              --            --            --            --
                                         ------          ------        ------        ------        ------        ------
Net increase (decrease) in net
  asset value .................            5.42            1.75          6.75         (7.13)         0.28          1.63
                                         ------          ------        ------        ------        ------        ------
Net asset value at end of
  period ......................          $34.50          $29.08        $27.33        $20.58        $27.71        $27.43
                                         ======          ======        ======        ======        ======        ======
Total Return (%) ..............            18.6            28.1          41.1         -22.9          28.7          17.5
Ratios:
Operating expenses to average
  net assets (%) ..............            1.08*           0.82          0.85          0.84          0.85          0.86
Net investment income to                                                                                           0.79
  average net assets (%) ......           -0.10*           0.23          0.07          0.25          0.23
Portfolio turnover (%) ........             263*            178           271           146           143           163
Average commission rate** .....         $0.0664         $0.0669          --            --            --            --
Net assets at end of period (in
  thousands) ($) ..............         732,440         631,260       521,248       401,676       523,775       394,530

 * Computed on an annualized basis.
** SEC regulations require portfolios to disclose the average commission rate paid on trades for which commissions were charged for fiscal years beginning on or after September 1, 1995.

                                          See accompanying notes to financial statements

                         CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 1997
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which provides the last reported sale price for securities listed on a national securities exchange or on the NASDAQ national market system or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price.

    Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                         CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
(unaudited)

2. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 1997, purchases and sales of securities other than United States government obligations and short-term investments aggregated $870,396,170 and $856,441,948, respectively. There were no purchases or sales of United States government obligations.

3. A. MANAGEMENT FEES -- During the period ended June 30, 1997, the Fund incurred management fees of $3,294,223 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership
        (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following:
        (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; and
        (iii) registration, filing and other fees in connection with requirements of regulatory authorities. The Accounting and Administration expense of $30,000 is shown separately in the financial statements.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to its officers or to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM, (other than registered investment companies). Each other trustee is compensated by the CGM Funds with an annual fee of $37,000 plus expenses for each meeting attended. Of this amount, the Fund is responsible for $3,000 plus an annual variable fee calculated based on the proportion of the Fund's average net assets to the aggregate average net assets of the CGM Funds, which for 1997 is $6,847. In addition, the Chairman of the Independent Trustees Committee receives an annual retainer of $1,500.

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

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TELEPHONE NUMBERS

For information about:

[] Account Procedures and Status

[] Redemptions

[] Exchanges

   Call 800-343-5678

[] New Account Procedures

[] Prospectuses

[] Performance

   Call 800-345-4048

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MAILING ADDRESSES

FOR EXISTING ACCOUNTS

Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511

FOR NEW ACCOUNT APPLICATIONS ONLY

The CGM Funds
P.O. Box 449
Boston, MA 02117-0449
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This report has been prepared for the shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2                                                         Printed in U.S.A.





CGM
CAPITAL
DEVELOPMENT
FUND


144th Quarterly Report
June 30, 1997


A No-Load Fund


[FENCER LOGO]
Investment Adviser
CAPITAL GROWTH MANAGEMENT
Limited Partnership